Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2020
Cost of Sales [abstract]
Schedule of Cost of Sales

	Year ended December 31, 2020
	Caylloma	San Jose	Lindero	Total
Direct mining costs	$31,738	$58,726	$4,145	$94,609
Salaries and benefits	6,883	6,902	2,801	16,586
Workers' participation	899	6,560	-	7,459
Depletion and depreciation	14,301	27,856	1,621	43,778
Royalties and other taxes	523	4,289	1,506	6,318
Impairment (recovery) of inventories	13	(18)	-	(5)
	$54,357	$104,315	$10,073	$168,745

	Year ended December 31, 2019
	Caylloma	San Jose	Lindero	Total
Direct mining costs	$35,712	$66,022	$-	$101,734
Salaries and benefits	7,557	7,483	-	15,040
Workers' participation	717	5,294	-	6,011
Depletion and depreciation	13,621	30,737	-	44,358
Royalties and other taxes	750	3,385	-	4,135
Impairment of inventories	93	1,235	-	1,328
	$58,450	$114,156	$-	$172,606